Sales and Operating Revenue Attributed to Countries Based on Location of Customers and Long-Lived Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Total	¥ 6,800,851	¥ 6,493,212	¥ 7,181,273
Property, plant and equipment, net	861,550	930,998
Japan
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Domestic	2,203,228	2,104,669	2,152,552
Property, plant and equipment, net, Domestic	617,581	699,647
UNITED STATES
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Foreign	1,064,765	1,211,849	1,443,693
Property, plant and equipment, net, Foreign	74,359	82,914
Europe
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Foreign	1,362,488	1,268,258	1,539,432
Property, plant and equipment, net, Foreign	53,460	55,192
CHINA
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Foreign	464,784	495,101	562,048
Property, plant and equipment, net, Foreign	48,689	39,388
Asia Pacific
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Foreign	806,205	636,489	726,364
Property, plant and equipment, net, Foreign	48,977	37,060
Other Areas
Geographic Reporting Disclosure [Line Items]
Sales and operating revenue, Foreign	899,381	776,846	757,184
Property, plant and equipment, net, Foreign	¥ 18,484	¥ 16,797